UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash           11726 San Vicente Blvd. #600         November 7, 2006
-------------------------- Los Angeles, CA  90049


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:    $11,820,970.00 (thousands)

List of Other Included Managers:            None

                                                     Form 13F INFORMATION TABLE

                                                Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3        Column 4           Column 5          Column 6  Column 7            Column 8
Name of                TITLE OF CLASS      CUSIP  VALUE (x$1000)    SHRS OR  SH/PRN  PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
Issuer                                                             PRN AMT.          CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Acadia Rlty Tr         Com Sh Ben Int  004239109      $42,855.00  1,680,600      SH               Yes      None  sole
Alexander & Baldwin
Inc                               Com  014482103       $2,241.00     50,500      SH               Yes      None  sole
American Ld Lease Inc             Com  027118108      $14,794.00    622,900      SH               Yes      None  sole
AvalonBay Cmntys Inc              Com  053484101      $26,297.00    218,417      SH               Yes      None  sole
Best Buy Inc                      Com  086516101         $141.00     60,000      SH   Put         Yes      None  sole
Biomed Realty Trust
Inc                               Com  09063H107      $40,070.00  1,320,700      SH               Yes      None  sole
Boston Properties Inc             Com  101121101      $26,445.00    255,900      SH               Yes      None  sole
Central Pkg Corp                  Com  154785109      $12,730.00    771,500      SH               Yes      None  sole
Columbia Equity Tr
Inc                               Com  197627102       $7,101.00    426,500      SH               Yes      None  sole
Corporate Office
Pptys Tr                   Sh Ben Int  22002T108      $13,016.00    290,800      SH               Yes      None  sole
Corrections Corp
Amer New                      Com New  22025Y407      $17,311.00    400,250      SH               Yes      None  sole
Eastgroup Ppty Inc                Com  277276101      $14,200.00    284,800      SH               Yes      None  sole
Essex Ppty Tr Inc                 Com  297178105       $9,409.00     77,500      SH               Yes      None  sole
Federal Natl Mtg Assn             Com  313586109         $333.00    166,600      SH   Put         Yes      None  sole
Federal Realty Invt
Tr                     Sh Ben Int New  313747206      $28,227.00    379,900      SH               Yes      None  sole
First Potomac Rlty Tr             Com  33610F109      $12,529.00    414,600      SH               Yes      None  sole
Forest City
Enterprises Inc                  CL A  345550107       $9,095.00    167,500      SH               Yes      None  sole
GMH Cmntys Tr                     Com  36188G102      $13,784.00  1,092,200      SH               Yes      None  sole
Host Hotels &
Resorts Inc                       Com  44107P104      $22,367.00    975,444      SH               Yes      None  sole
Ishares Inc            MSCI CDA Index  464286509         $212.00    313,600      SH   Put         Yes      None  sole
Istar Finl Inc                    Com  45031U101  $11,188,110.00    268,300      SH               Yes      None  sole
Macerich Co                       Com  554382101      $37,638.00    492,900      SH               Yes      None  sole
Magna Entmt Corp                 CL A  559211107       $6,709.00  1,430,500      SH               Yes      None  sole
MI Devs Inc              CL A Sub Vtg  55304X104      $39,089.00  1,072,400      SH               Yes      None  sole
Nationwide Health
Pptys Inc                         Com  638620104       $1,270.00     47,500      SH               Yes      None  sole
Pennsylvania Rl
Estate Invt                Sh Ben Int  709102107      $25,738.00    604,600      SH               Yes      None  sole
Post Pptys Inc                    Com  737464107      $34,461.00    725,200      SH               Yes      None  sole
ProLogis                   Sh Ben Int  743410102      $19,132.00    335,300      SH               Yes      None  sole
Stratus Pptys Inc             Com New  863167201       $3,519.00    108,730      SH               Yes      None  sole
Sunstone Hotel Invs
Inc New                           Com  867892101      $18,658.00    627,800      SH               Yes      None  sole
Taubman Ctrs Inc                  Com  876664103      $53,757.00  1,210,200      SH               Yes      None  sole
Thomas Pptys Group
Inc                               Com  884453101         $665.00     51,782      SH               Yes      None  sole
U Store It Tr                     Com  91274F104      $13,691.00    638,000      SH               Yes      None  sole
Ventas Inc                        Com  92276F100      $12,009.00    311,600      SH               Yes      None  sole
Vornado Rlty Tr            Sh Ben Int  929042109      $14,889.00    136,600      SH               Yes      None  sole
W P Carey & Co LLC                Com  92930Y107      $10,781.00    391,900      SH               Yes      None  sole
Washington Real
Estate Invt                Sh Ben Int  939653101      $27,697.82    695,900      SH               Yes      None  sole



REPORT SUMMARY        37 data records             $11,820,970.00